FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05878
                                   ---------

                         FRANKLIN VALUE INVESTORS TRUST
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------
Date of fiscal year end: 10/31
                         -----

Date of reporting period: 1/31/10
                          -------


Item 1. Schedule of Investments.



Franklin Value Investors Trust
Franklin All Cap Value Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                            SHARES            VALUE
                                                                       ---------------   ---------------
          COMMON STOCKS 93.0%
          AUTOMOBILES & COMPONENTS 1.6%
          Autoliv Inc. (Sweden)                                                  5,200   $       222,612
                                                                                         ---------------
          BANKS 1.6%
          TrustCo Bank Corp. NY                                                 19,213           115,278
          U.S. Bancorp                                                           4,400           110,352
                                                                                         ---------------
                                                                                                 225,630
                                                                                         ---------------
          CAPITAL GOODS 19.4%
      (a) Ceradyne Inc.                                                         16,500           322,410
          Eaton Corp.                                                            6,300           385,812
      (a) Griffon Corp.                                                         35,631           420,802
          Illinois Tool Works Inc.                                               5,100           222,309
          Kennametal Inc.                                                       13,400           328,032
          Roper Industries Inc.                                                  5,450           272,936
          Trinity Industries Inc.                                               21,000           328,440
          United Technologies Corp.                                              4,800           323,904
          Universal Forest Products Inc.                                         5,100           173,094
                                                                                         ---------------
                                                                                               2,777,739
                                                                                         ---------------
          CONSUMER DURABLES & APPAREL 4.3%
          Adidas AG, ADR (Germany)                                              15,400           392,392
          D.R. Horton Inc.                                                      11,000           129,690
          M.D.C. Holdings Inc.                                                   3,000           100,800
                                                                                         ---------------
                                                                                                 622,882
                                                                                         ---------------
          CONSUMER SERVICES 1.3%
          Burger King Holdings Inc.                                             10,500           183,120
                                                                                         ---------------
          DIVERSIFIED FINANCIALS 1.1%
          State Street Corp.                                                     3,750           160,800
                                                                                         ---------------
          ENERGY 15.2%
          Apache Corp.                                                           2,800           276,556
      (a) Boots & Coots Inc.                                                   280,000           431,200
      (a) Bristow Group Inc.                                                    11,995           428,221
          ENSCO International PLC, ADR                                           4,200           163,926
          Occidental Petroleum Corp.                                             3,500           274,190
          Peabody Energy Corp.                                                   2,600           109,512
      (a) PHI Inc                                                               14,000           272,440
      (a) Unit Corp.                                                             5,100           232,254
                                                                                         ---------------
                                                                                               2,188,299
                                                                                         ---------------
          FOOD & STAPLES RETAILING 3.4%
          Wal-Mart Stores Inc.                                                   9,000           480,870
                                                                                         ---------------
          FOOD, BEVERAGE & TOBACCO 3.0%
          Kraft Foods Inc., A                                                   15,700           434,262
                                                                                         ---------------
          HEALTH CARE EQUIPMENT & SERVICES 6.6%
          Becton, Dickinson and Co.                                              6,600           497,442
      (a) Laboratory Corp. of America Holdings                                   6,300           447,930
                                                                                         ---------------
                                                                                                 945,372
                                                                                         ---------------
          HOUSEHOLD & PERSONAL PRODUCTS 1.7%
          The Procter & Gamble Co.                                               3,900           240,045
                                                                                         ---------------
          INSURANCE 7.4%
          Aflac Inc.                                                             7,650           370,490
          Chubb Corp.                                                            7,000           350,000
          Kansas City Life Insurance Co.                                         4,400           118,800
          StanCorp Financial Group Inc.                                          3,100           133,238

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Value Investors Trust
Franklin All Cap Value Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)


          Validus Holdings Ltd. (Bermuda)                                        3,404   $        90,206
                                                                                         ---------------
                                                                                               1,062,734
                                                                                         ---------------
          MATERIALS 8.9%
      (a) American Pacific Corp.                                                16,569           119,297
          Bemis Co. Inc.                                                        13,100           367,586
          Nucor Corp.                                                            5,400           220,320
          Praxair Inc.                                                           3,200           241,024
      (a) RTI International Metals Inc.                                         13,300           329,175
                                                                                         ---------------
                                                                                               1,277,402
                                                                                         ---------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1.9%
          Pharmaceutical Product Development Inc.                               11,600           270,976
                                                                                         ---------------
          RETAILING 4.0%
          Fred's Inc.                                                           13,700           137,411
          The Home Depot Inc.                                                    8,700           243,687
          J.C. Penney Co. Inc.                                                   8,000           198,640
                                                                                         ---------------
                                                                                                 579,738
                                                                                         ---------------
          TECHNOLOGY HARDWARE & EQUIPMENT 5.0%
      (a) Benchmark Electronics Inc.                                            14,400           262,368
          International Business Machines Corp.                                  3,700           452,843
                                                                                         ---------------
                                                                                                 715,211
                                                                                         ---------------
          UTILITIES 6.6%
          Avista Corp.                                                          13,500           275,130
          IDACORP Inc.                                                          11,400           357,390
          NV Energy Inc.                                                        27,800           320,256
                                                                                         ---------------
                                                                                                 952,776
                                                                                         ---------------
          TOTAL COMMON STOCKS (COST $12,537,516)                                              13,340,468
                                                                                         ---------------
          SHORT TERM INVESTMENTS (COST $1,005,990) 7.0%
          MONEY MARKET FUNDS 7.0%
      (b) Institutional Fiduciary Trust Money Market Portfolio, 0.00%        1,005,990         1,005,990
                                                                                         ---------------
          TOTAL INVESTMENTS (COST $13,543,506) 100.0%                                         14,346,458
          OTHER ASSETS, LESS LIABILITIES 0.0%(c)                                                   2,733
                                                                                         ---------------
          NET ASSETS 100.0%                                                              $    14,349,191
                                                                                         ===============

(a)  Non-income producing.

(b) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(c)  Rounds to less than 0.1% of net assets.

ABBREVIATIONS

SELECTED PORTFOLIO
ADR- American Depository Receipt

Franklin Value Investors Trust
Franklin Balance Sheet Investment Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                           SHARES             VALUE
                                                                       ---------------   ---------------
          COMMON STOCKS 92.3%
          AUTOMOBILES & COMPONENTS 0.5%
      (a) American Axle & Manufacturing Holdings Inc.                        1,305,000   $    12,201,750
                                                                                         ---------------
          BANKS 0.5%
          Farmers & Merchants Bank of Long Beach                                 1,475         5,752,500
          Hudson City Bancorp Inc.                                             390,000         5,175,300
                                                                                         ---------------
                                                                                              10,927,800
                                                                                         ---------------
          CAPITAL GOODS 11.4%
          A.O. Smith Corp.                                                     606,000        25,803,480
          Applied Industrial Technologies Inc.                               1,326,500        28,917,700
      (a) Armstrong World Industries Inc.                                      800,000        29,144,000
      (a) Ceradyne Inc.                                                        435,100         8,501,854
      (a) CNH Global NV (Netherlands)                                        1,150,000        27,243,500
          ESCO Technologies Inc.                                             1,150,800        37,619,652
   (a, b) Furmanite Corp.                                                    2,384,200         7,748,650
          Mueller Industries Inc.                                              775,000        19,057,250
   (a, b) Tecumseh Products Co., A                                           1,000,000        11,080,000
   (a, b) Tecumseh Products Co., B                                             310,000         3,503,000
          Timken Co.                                                         1,330,000        29,805,300
          Trinity Industries Inc.                                            2,475,000        38,709,000
                                                                                         ---------------
                                                                                             267,133,386
                                                                                         ---------------
          COMMERCIAL & PROFESSIONAL SERVICES 1.3%
      (a) Kelly Services Inc., A                                             2,400,000        31,488,000
                                                                                         ---------------
          CONSUMER DURABLES & APPAREL 5.7%
          Callaway Golf Co.                                                  1,405,500        10,485,030
          D.R. Horton Inc.                                                   2,004,000        23,627,160
      (a) Furniture Brands International Inc.                                2,370,709        12,232,859
          Hasbro Inc.                                                        1,058,000        32,321,900
          Lennar Corp., A                                                      480,000         7,372,800
          Lennar Corp., B                                                       48,000           585,120
          M.D.C. Holdings Inc.                                                 640,000        21,504,000
      (a) Pulte Homes Inc.                                                   2,355,000        24,774,600
                                                                                         ---------------
                                                                                             132,903,469
                                                                                         ---------------
          CONSUMER SERVICES 1.4%
      (a) Vail Resorts Inc.                                                    949,000        31,981,300
                                                                                         ---------------
          ENERGY 6.3%
      (a) Bristow Group Inc.                                                   900,000        32,130,000
      (a) Exterran Holding Inc.                                              1,220,000        24,741,600
          Overseas Shipholding Group Inc.                                      765,000        34,126,650
      (a) PHI Inc.                                                              77,500         1,511,250
      (a) PHI Inc., non-voting                                                 409,000         7,959,140
      (a) Rowan Cos. Inc.                                                      775,000        16,647,000
          Teekay Corp. (Bahamas)                                             1,189,000        29,677,440
          Tidewater Inc.                                                        35,000         1,638,700
                                                                                         ---------------
                                                                                             148,431,780
                                                                                         ---------------
          FOOD, BEVERAGE & TOBACCO 4.9%

      (a) Alliance One International Inc.                                    1,765,000         8,983,850
          Bunge Ltd.                                                            81,000         4,761,990
          Corn Products International Inc.                                   1,672,000        47,518,240
      (a) Smithfield Foods Inc.                                              1,600,000        24,096,000
          Universal Corp.                                                      625,000        28,368,750
                                                                                         ---------------
                                                                                             113,728,830
                                                                                         ---------------
          INSURANCE 25.0%

          American National Insurance Co.                                      632,517        67,325,109
          Assurant Inc.                                                        800,700        25,166,001
          Chubb Corp.                                                          402,000        20,100,000
          Cincinnati Financial Corp.                                           445,000        11,743,550

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Value Investors Trust
Franklin Balance Sheet Investment Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

          E-L Financial Corp. Ltd. (Canada)                                    104,666   $    42,541,996
          Employers Holdings Inc.                                               14,200           187,866
          FBL Financial Group Inc., A                                          606,994        10,889,472
      (a) Genworth Financial Inc., A                                         1,800,000        24,912,000
          Kansas City Life Insurance Co.                                       299,989         8,099,703
          Manulife Financial Corp. (Canada)                                    779,000        14,286,860
          MetLife Inc.                                                         540,000        19,072,800
          National Western Life Insurance Co., A                               173,000        28,112,500
          Old Republic International Corp.                                   4,700,000        49,773,000
          Presidential Life Corp.                                              380,000         3,431,400
          Prudential Financial Inc.                                          1,123,000        56,138,770
          RLI Corp.                                                            489,400        25,184,524
          Selective Insurance Group Inc.                                     1,544,300        23,890,321
          StanCorp Financial Group Inc.                                      1,250,000        53,725,000
          Transatlantic Holdings Inc.                                          250,000        12,422,500
          The Travelers Cos. Inc.                                              597,000        30,249,990
          Validus Holdings Ltd. (Bermuda)                                    1,720,511        45,593,542
          Zenith National Insurance Corp.                                      421,300        11,754,270
                                                                                         ---------------
                                                                                             584,601,174
                                                                                         ---------------
          MATERIALS 10.4%
          Ashland Inc.                                                         350,900        14,179,869
          Cabot Corp.                                                           20,000           515,600
          Commercial Metals Co.                                              1,055,000        14,495,700
          Kaiser Aluminum Corp.                                                335,000        11,775,250
          MeadWestvaco Corp.                                                 1,322,000        31,820,540
          Nucor Corp.                                                          470,000        19,176,000
      (a) PolyOne Corp.                                                        366,000         2,726,700
          Reliance Steel & Aluminum Co.                                        890,000        36,258,600
      (a) RTI International Metals Inc.                                      1,345,000        33,288,750
          Sherritt International Corp. (Canada)                              3,503,500        20,108,895
          Texas Industries Inc.                                                679,000        23,045,260
          Westlake Chemical Corp.                                            1,800,000        36,954,000
                                                                                         ---------------
                                                                                             244,345,164
                                                                                         ---------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2.6%
      (a) Watson Pharmaceuticals Inc.                                        1,575,000        60,432,750
                                                                                         ---------------
          RETAILING 3.9%
          The Cato Corp., A                                                    261,914         5,356,141
      (a) Charming Shoppes Inc.                                              5,185,473        30,127,598
          Dillard's Inc., A                                                    510,000         8,445,600
          Fred's Inc.                                                          400,000         4,012,000
          Haverty Furniture Cos. Inc.                                          899,000        11,084,670
          J.C. Penney Co. Inc.                                                 675,000        16,760,250
   (a, b) Syms Corp.                                                         1,430,000        11,182,600
   (a, b) Zale Corp.                                                         2,462,000         5,367,160
                                                                                         ---------------
                                                                                              92,336,019
                                                                                         ---------------
          TECHNOLOGY HARDWARE & EQUIPMENT 1.4%
      (a) Benchmark Electronics Inc.                                         1,800,000        32,796,000
                                                                                         ---------------
          TRANSPORTATION 4.6%
      (a) Alaska Air Group Inc.                                              1,130,000        35,414,200
      (a) Kansas City Southern                                                 303,200         9,005,040
          Norfolk Southern Corp.                                             1,133,000        53,318,980
          Werner Enterprises Inc.                                              500,000         9,890,000
                                                                                         ---------------
                                                                                             107,628,220
                                                                                         ---------------
          UTILITIES 12.4%
          Atmos Energy Corp.                                                   772,000        21,322,640
          Avista Corp.                                                         746,900        15,221,822
          CMS Energy Corp.                                                     853,000        12,940,010
          Entergy Corp.                                                        390,000        29,760,900
          Great Plains Energy Inc.                                             478,400         8,544,224
          IDACORP Inc.                                                         590,000        18,496,500

Franklin Value Investors Trust
Franklin Balance Sheet Investment Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

(a, b, c) KGen Power Corp., 144A                                             4,400,000   $    29,700,000
          Northeast Utilities                                                1,550,000        39,246,000
          NV Energy Inc.                                                     5,640,000        64,972,800
          PNM Resources Inc.                                                 2,180,400        25,358,052
          Westar Energy Inc.                                                   450,000         9,598,500
          Xcel Energy Inc.                                                     685,000        14,234,300
                                                                                         ---------------
                                                                                             289,395,748
                                                                                         ---------------
          TOTAL COMMON STOCKS (COST $1,757,849,637)                                        2,160,331,390
                                                                                         ---------------

                                                                          PRINCIPAL
                                                                            AMOUNT
                                                                       ---------------
          CORPORATE BONDS (COST $5,557,622) 0.3%
          CAPITAL GOODS 0.3%
          Mueller Industries Inc., 6.00%, 11/01/14                     $     5,604,000         5,547,960
                                                                                         ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $1,763,407,259)                                                         2,165,879,350
                                                                                         ---------------

                                                                           SHARES
                                                                       ---------------
          SHORT TERM INVESTMENTS 7.3%
          MONEY MARKET FUNDS 7.3%
      (a) Bank of New York Institutional Cash Reserve Fund, Series B         3,035,653         2,428,522
      (d) Institutional Fiduciary Trust Money Market Portfolio, 0.00%      169,547,602       169,547,602
                                                                                         ---------------
          TOTAL MONEY MARKET FUNDS (COST $172,583,255)                                       171,976,124
                                                                                         ---------------
          TOTAL INVESTMENTS (COST $1,935,990,514) 99.9%                                    2,337,855,474
          OTHER ASSETS, LESS LIABILITIES 0.1%                                                  2,870,826
                                                                                         ---------------
          NET ASSETS 100.0%                                                              $ 2,340,726,300
                                                                                         ===============

(a)  Non-income producing.

(b)  See Note 5 regarding holdings of 5% voting securities.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At January 31, 2010, the value of this security was $29,700,000, representing 1.27% of net assets.

(d) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin Value Investors Trust
Franklin Large Cap Value Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                           SHARES             VALUE
                                                                       ---------------   ---------------
          COMMON STOCKS 94.8%
          BANKS 1.5%
          U.S. Bancorp                                                          80,000   $     2,006,400
                                                                                         ---------------
          CAPITAL GOODS 15.9%
          3M Co.                                                                35,000         2,817,150
          Dover Corp.                                                           71,000         3,044,480
          Eaton Corp.                                                           45,000         2,755,800
          General Electric Co.                                                 245,000         3,939,600
          Illinois Tool Works Inc.                                              60,000         2,615,400
          Masco Corp.                                                          108,000         1,464,480
          Parker Hannifin Corp.                                                 33,000         1,845,030
          United Technologies Corp.                                             45,000         3,036,600
                                                                                         ---------------
                                                                                              21,518,540
                                                                                         ---------------
          CONSUMER DURABLES & APPAREL 5.5%
          D.R. Horton Inc.                                                     183,000         2,157,570
          Fortune Brands Inc.                                                   69,000         2,868,330
          NIKE Inc., B                                                          38,000         2,422,500
                                                                                         ---------------
                                                                                               7,448,400
                                                                                         ---------------
          CONSUMER SERVICES 1.6%
          McDonald's Corp.                                                      35,000         2,185,050
                                                                                         ---------------
          DIVERSIFIED FINANCIALS 6.5%
          Bank of America Corp.                                                 86,000         1,305,480
          The Bank of New York Mellon Corp.                                     75,000         2,181,750
      (a) Citigroup Inc.                                                        81,000           268,920
          Morgan Stanley                                                        45,000         1,205,100
          State Street Corp.                                                    90,000         3,859,200
                                                                                         ---------------
                                                                                               8,820,450
                                                                                         ---------------
          ENERGY 10.3%
          Apache Corp.                                                          28,000         2,765,560
          Chesapeake Energy Corp.                                               50,000         1,239,000
          ConocoPhillips                                                        26,000         1,248,000
          Devon Energy Corp.                                                    30,000         2,007,300
          Exxon Mobil Corp.                                                     34,000         2,190,620
          Occidental Petroleum Corp.                                            32,000         2,506,880
          Peabody Energy Corp.                                                  47,000         1,979,640
                                                                                         ---------------
                                                                                              13,937,000
                                                                                         ---------------
          FOOD & STAPLES RETAILING 2.1%
          Wal-Mart Stores Inc.                                                  54,000         2,885,220
                                                                                         ---------------
          HEALTH CARE EQUIPMENT & SERVICES 1.5%
          Becton, Dickinson and Co.                                             26,500         1,997,305
                                                                                         ---------------
          HOUSEHOLD & PERSONAL PRODUCTS 3.9%
          Kimberly-Clark Corp.                                                  40,000         2,375,600
          The Procter & Gamble Co.                                              47,500         2,923,625
                                                                                         ---------------
                                                                                               5,299,225
                                                                                         ---------------
          INSURANCE 9.5%
          Aflac Inc.                                                            64,000         3,099,520
          The Allstate Corp.                                                   100,000         2,993,000
      (a) Berkshire Hathaway Inc., A                                                 8           916,800
          Chubb Corp.                                                           59,200         2,960,000
          MetLife Inc.                                                          83,000         2,931,560
                                                                                         ---------------
                                                                                              12,900,880
                                                                                         ---------------
          MATERIALS 10.1%
          Air Products and Chemicals Inc.                                        5,000           379,800
          Alcoa Inc.                                                           210,000         2,673,300
          The Dow Chemical Co.                                                 105,000         2,844,450

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Value Investors Trust
Franklin Large Cap Value Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

          Nucor Corp.                                                          130,000   $     5,304,000
          Praxair Inc.                                                          33,000         2,485,560
                                                                                         ---------------
                                                                                              13,687,110
                                                                                         ---------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7.2%
          Abbott Laboratories                                                   30,000         1,588,200
          Merck & Co. Inc.                                                     141,252         5,393,001
          Pfizer Inc.                                                          150,000         2,799,000
                                                                                         ---------------
                                                                                               9,780,201
                                                                                         ---------------
          RETAILING 6.2%
          The Home Depot Inc.                                                  116,000         3,249,160
          J.C. Penney Co. Inc.                                                  70,000         1,738,100
          Nordstrom Inc.                                                        59,000         2,037,860
      (a) Office Depot Inc.                                                    245,000         1,391,600
                                                                                         ---------------
                                                                                               8,416,720
                                                                                         ---------------
          SOFTWARE & SERVICES 3.4%
          Microsoft Corp.                                                      165,000         4,649,700
                                                                                         ---------------
          TECHNOLOGY HARDWARE & EQUIPMENT 5.5%
          Hewlett-Packard Co.                                                   71,000         3,341,970
          International Business Machines Corp.                                 33,500         4,100,065
                                                                                         ---------------
                                                                                               7,442,035
                                                                                         ---------------
          TRANSPORTATION 1.7%
          Norfolk Southern Corp.                                                47,000         2,211,820
                                                                                         ---------------
          UTILITIES 2.4%
          Entergy Corp.                                                         27,000         2,060,370
          Sempra Energy                                                         23,000         1,167,250
                                                                                         ---------------
                                                                                               3,227,620
                                                                                         ---------------
          TOTAL COMMON STOCKS (COST $128,440,629)                                            128,413,676
                                                                                         ---------------
          SHORT TERM INVESTMENTS (COST $7,373,803) 5.4%
          MONEY MARKET FUNDS 5.4%
      (b) Institutional Fiduciary Trust Money Market Portfolio, 0.00%        7,373,803         7,373,803
                                                                                         ---------------
          TOTAL INVESTMENTS (COST $135,814,432) 100.2%                                       135,787,479
          OTHER ASSETS, LESS LIABILITIES (0.2)%                                                 (280,930)
                                                                                         ---------------
          NET ASSETS 100.0%                                                              $   135,506,549
                                                                                         ===============

(a)  Non-income producing.

(b) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

Franklin Value Investors Trust
Franklin MicroCap Value Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                            SHARES            VALUE
                                                                       ---------------   ---------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 85.0%
          BANKS 2.8%
          Bar Harbor Bankshares                                                105,000   $     2,878,050
      (a) BFC Financial Corp., A                                             1,110,000           432,900
(a, b, c) Black River BancVenture Inc.                                         495,000         2,927,628
      (a) Citizens Community Bancorp Inc.                                       17,700            73,898
          First Defiance Financial Corp.                                       235,000         2,481,600
          WSB Holdings Inc.                                                    166,160           415,400
                                                                                         ---------------
                                                                                               9,209,476
                                                                                         ---------------
          CAPITAL GOODS 14.3%
   (d, e) A.O. Smith Corp., Contingent Distribution                             44,600           279,517
          Alamo Group Inc.                                                     320,000         5,744,000
          Burnham Holdings Inc., A                                             219,000         2,299,500
          CIRCOR International Inc.                                            120,200         3,395,650
          Ducommun Inc.                                                        117,000         2,103,660
      (b) Espey Manufacturing and Electronics Corp.                            153,299         3,033,787
      (a) Gibraltar Industries Inc.                                            356,099         4,964,020
      (a) Griffon Corp.                                                        120,000         1,417,200
      (b) Hardinge Inc.                                                      1,200,000         6,252,000
      (a) Hurco Cos. Inc.                                                      108,200         1,813,432
          Insteel Industries Inc.                                              107,023         1,057,387
      (a) Ladish Co. Inc.                                                       18,738           289,502
      (a) Layne Christensen Co.                                                 61,745         1,564,001
      (a) Lydall Inc.                                                           60,000           379,800
      (a) Miller Industries Inc.                                               361,500         4,052,415
      (a) Northwest Pipe Co.                                                   129,844         3,105,869
   (a, c) Smith Investment Co. LLC                                              44,600           293,022
      (a) Sparton Corp.                                                        488,571         3,029,140
      (a) Tecumseh Products Co., A                                             200,000         2,216,000
      (a) Tecumseh Products Co., B                                              12,799           144,629
                                                                                         ---------------
                                                                                              47,434,531
                                                                                         ---------------
          COMMERCIAL & PROFESSIONAL SERVICES 8.6%
          Courier Corp.                                                        249,900         3,493,602
          Ecology and Environment Inc., A                                      199,811         3,017,146
          Healthcare Services Group Inc.                                       585,900        12,010,950
      (a) Kelly Services Inc., A                                                60,100           788,512
      (a) Spherion Corp.                                                     1,605,000         9,052,200
                                                                                         ---------------
                                                                                              28,362,410
                                                                                         ---------------
          CONSUMER DURABLES & APPAREL 5.8%
      (a) Bassett Furniture Industries Inc.                                    122,100           528,693
          Callaway Golf Co.                                                    100,000           746,000
   (a, b) Cobra Electronics Corp.                                              540,000           842,400
   (a, b) Delta Apparel Inc.                                                   800,000        10,176,000
      (a) The Dixie Group Inc.                                                 480,000         1,144,800
          Flexsteel Industries Inc.                                            225,000         2,625,750
      (a) Johnson Outdoors Inc., A                                             125,000         1,326,250
      (a) P & F Industries Inc., A                                              89,700           238,153
   (a, b) Tandy Brands Accessories Inc.                                        540,000         1,593,000
                                                                                         ---------------
                                                                                              19,221,046
                                                                                         ---------------
          DIVERSIFIED FINANCIALS 0.9%
          Kohlberg Capital Corp.                                               682,977         2,936,801
                                                                                         ---------------
          ENERGY 2.9%
      (a) PHI Inc.                                                              17,600           343,200
      (a) PHI Inc., non-voting                                                 470,499         9,155,911
                                                                                         ---------------
                                                                                               9,499,111
                                                                                         ---------------
          FOOD & STAPLES RETAILING 2.7%
          Village Super Market Inc., A                                         340,207         8,845,382
                                                                                         ---------------

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Value Investors Trust
Franklin MicroCap Value Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

          FOOD, BEVERAGE & TOBACCO 13.5%
      (a) Alliance One International Inc.                                    1,072,000   $     5,456,480
          Griffin Land & Nurseries Inc.                                        168,000         4,641,840
      (a) John B. Sanfilippo & Son Inc.                                        211,000         3,217,750
   (a, b) Omega Protein Corp.                                                1,325,000         5,697,500
      (a) Seneca Foods Corp., A                                                578,500        15,619,500
      (a) Seneca Foods Corp., B                                                121,500         3,280,500
      (a) Smithfield Foods Inc.                                                438,600         6,605,316
                                                                                         ---------------
                                                                                              44,518,886
                                                                                         ---------------
          INSURANCE 6.6%
   (a, b) ACMAT Corp., A                                                       392,800         8,936,200
          Baldwin & Lyons Inc., B                                              288,875         6,872,336
          Mercer Insurance Group Inc.                                          156,046         2,652,782
          Safety Insurance Group Inc.                                           51,000         1,785,000
      (a) United America Indemnity Ltd.                                        217,168         1,539,721
                                                                                         ---------------
                                                                                              21,786,039
                                                                                         ---------------
          MATERIALS 8.9%
   (a, b) American Pacific Corp.                                               750,000         5,400,000
          Central Steel and Wire Co.                                             6,905         4,833,500
   (a, b) Continental Materials Corp.                                          130,000         1,883,050
      (a) Intertape Polymer Group Inc. (Canada)                                900,000         2,827,710
      (a) Mercer International Inc. (Germany)                                  430,300         1,342,536
          The Monarch Cement Co.                                                53,444         1,698,450
      (a) RTI International Metals Inc.                                        300,000         7,425,000
      (a) Universal Stainless & Alloy Products Inc.                            226,582         4,130,590
                                                                                         ---------------
                                                                                              29,540,836
                                                                                         ---------------
          REAL ESTATE 1.5%
   (a, f) Arbor Realty Trust Inc.                                              340,000           680,000
   (a, g) Bresler & Reiner Inc.                                                205,000           430,500
   (a, c) LandCo Real Estate LLC, Liquidating Trust                             94,800           259,667
   (a, b) Origen Financial Inc.                                              2,540,000         3,708,400
                                                                                         ---------------
                                                                                               5,078,567
                                                                                         ---------------
          RETAILING 7.2%
          Brown Shoe Co. Inc.                                                  282,481         3,460,392
      (a) The Coast Distribution System Inc.                                    66,800           262,524
   (a, b) Duckwall-ALCO Stores Inc.                                            238,000         2,932,160
          Fred's Inc.                                                          420,000         4,212,600
          Haverty Furniture Cos. Inc.                                          466,000         5,745,780
      (a) Shoe Carnival Inc.                                                   355,000         6,485,850
      (a) Zale Corp.                                                           288,000           627,840
                                                                                         ---------------
                                                                                              23,727,146
                                                                                         ---------------
          TECHNOLOGY HARDWARE & EQUIPMENT 1.1%
(a, c, e) Allen Organ Co., Contingent Distribution                              94,800           325,164
   (a, b) GTSI Corp.                                                           625,000         3,412,500
                                                                                         ---------------
                                                                                               3,737,664
                                                                                         ---------------
          TELECOMMUNICATION SERVICES 2.2%
          Atlantic Tele-Network Inc.                                           113,685         5,505,765
          North State Telecommunications Corp., B                               21,757         1,675,289
                                                                                         ---------------
                                                                                               7,181,054
                                                                                         ---------------
          TRANSPORTATION 6.0%
          International Shipholding Corp.                                      359,000         9,894,040
      (a) P.A.M. Transportation Services Inc.                                  460,000         4,664,400
          Providence and Worcester Railroad Co.                                205,000         2,491,775
      (a) USA Truck Inc.                                                       230,000         2,840,500
                                                                                         ---------------
                                                                                              19,890,715
                                                                                         ---------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $238,642,623)                                                             280,969,664
                                                                                         ---------------

Franklin Value Investors Trust
Franklin MicroCap Value Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

                                                                          PRINCIPAL
                                                                            AMOUNT
                                                                       ---------------
          CONVERTIBLE BONDS (COST $7,091,000) 2.2%
          MATERIALS 2.2%
          Mercer International Inc, senior sub. note, cvt.,
             8.50%, 1/15/12                                            $     7,091,000   $     7,443,068
                                                                                         ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $245,733,623)                                                             288,412,732
                                                                                         ---------------

                                                                           SHARES
                                                                       ---------------
          SHORT TERM INVESTMENTS 13.0%
          MONEY MARKET FUNDS (COST $42,683,782) 12.9%
      (h) Institutional Fiduciary Trust Money Market Portfolio, 0.00%       42,683,782        42,683,782
                                                                                         ---------------
          INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
             SECURITIES 0.1%
          MONEY MARKET FUNDS (COST $10,470) 0.0%(i)
      (a) Bank of New York Institutional Cash Reserve Fund, Series B            10,470             8,376
                                                                                         ---------------

                                                                         PRINCIPAL
                                                                           AMOUNT
                                                                       ---------------
      (j) REPURCHASE AGREEMENTS 0.1%
          Banc of America Securities LLC, 0.11%, 2/01/10
             (Maturity Value $30,000)
             Collateralized by U.S. Government Agency
             Securities, 3.00% - 17.00%, 4/15/10 - 9/15/51             $        30,000            30,000
          Barclays Capital Inc., 0.11%, 2/01/10 (Maturity
             Value $ 35,000)
             Collateralized by (k) U.S. Treasury Bills, 7/15/10 -
             1/13/11; and U.S. Treasury Bonds, 4.50%, 8/15/39                   35,000            35,000
          BNP Paribas Securities Corp., 0.11%, 2/01/10
             (Maturity Value $18,000)
             Collateralized by U.S. Government Agency Securities,
             0.375% - 5.25%, 11/16/10 - 2/26/29                                 18,000            18,000
          Deutsche Bank Securities Inc., 0.12%, 2/01/10
             (Maturity Value $34,000)
              Collateralized by U.S. Government Agency Securities,
              0.82% - 5.50%, 4/23/10 - 7/28/14                                  34,000            34,000
          RBS Securities Inc., 0.12%, 2/01/10
             (Maturity Value $30,000)
             Collateralized by U.S. Government Agency Securities,
             0.50% - 8.875%, 6/01/10 - 4/15/30                                  30,000            30,000
                                                                                         ---------------
          TOTAL REPURCHASE AGREEMENTS (COST $147,000)                                            147,000
                                                                                         ---------------
          TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
             SECURITIES (COST $157,470)                                                          155,376
                                                                                         ---------------
          TOTAL INVESTMENTS (COST $288,574,875) 100.2%                                       331,251,890
          OTHER ASSETS, LESS LIABILITIES (0.2)%                                                 (549,088)
                                                                                         ---------------
          NET ASSETS 100.0%                                                              $   330,702,802
                                                                                         ===============

(a)  Non-income producing.

(b)  See Note 5 regarding holdings of 5% voting securities.

(c)  See Note 4 regarding restricted securities.

(d) Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2010, the value of this security was $279,517, representing 0.08% of net assets.

(e) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.


(f)  A portion or all of the security is on loan as of January 31, 2010.

(g)  See Note 6 regarding other considerations.

(h) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(i)  Rounds to less than 0.1% of net assets.

(j) At January 31, 2010, all repurchase agreements had been entered into on January 29, 2010.

(k)  Security is traded on a discount basis with no stated coupon rate.

Franklin Value Investors Trust
Franklin MidCap Value Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                         SHARES/UNITS        VALUE
                                                                       ---------------   ---------------
          COMMON STOCKS AND OTHER EQUITY INTERESTS 97.2%
          AUTOMOBILES & COMPONENTS 3.5%
          Autoliv Inc. (Sweden)                                                 24,700   $     1,057,407
          Harley-Davidson Inc.                                                  35,400           804,996
                                                                                         ---------------
                                                                                               1,862,403
                                                                                         ---------------
          BANKS 4.0%
          Hudson City Bancorp Inc.                                              89,000         1,181,030
          PNC Financial Services Group Inc.                                     16,927           938,264
                                                                                         ---------------
                                                                                               2,119,294
                                                                                         ---------------
          CAPITAL GOODS 9.0%
          Carlisle Cos. Inc.                                                    18,800           630,176
          Dover Corp.                                                           17,400           746,112
          Eaton Corp.                                                            9,100           557,284
          Graco Inc.                                                            24,700           659,243
          Roper Industries Inc.                                                 20,100         1,006,608
      (a) Terex Corp.                                                           14,200           277,610
          W.W. Grainger Inc.                                                     9,700           963,016
                                                                                         ---------------
                                                                                               4,840,049
                                                                                         ---------------
          COMMERCIAL & PROFESSIONAL SERVICES 0.6%
          Robert Half International Inc.                                        12,900           347,268
                                                                                         ---------------
          CONSUMER DURABLES & APPAREL 4.9%
          Fortune Brands Inc.                                                   24,300         1,010,151
          Hasbro Inc.                                                           39,000         1,191,450
          M.D.C. Holdings Inc.                                                  12,100           406,560
                                                                                         ---------------
                                                                                               2,608,161
                                                                                         ---------------
          CONSUMER SERVICES 3.1%
          Burger King Holdings Inc.                                             39,500           688,880
          Hillenbrand Inc.                                                      53,500           981,725
                                                                                         ---------------
                                                                                               1,670,605
                                                                                         ---------------
          DIVERSIFIED FINANCIALS 4.3%
      (a) KKR & Co. Guernsey LP (Units)                                        109,200         1,086,540
          Northern Trust Corp.                                                  24,000         1,212,480
                                                                                         ---------------
                                                                                               2,299,020
                                                                                         ---------------
          ENERGY 9.5%
          Chesapeake Energy Corp.                                               24,900           617,022
          ENSCO International PLC, ADR                                          24,196           944,370
          Overseas Shipholding Group Inc.                                       21,200           945,732
          Peabody Energy Corp.                                                  23,000           968,760
          Teekay Corp. (Bahamas)                                                19,100           476,736
          Tidewater Inc.                                                        24,700         1,156,454
                                                                                         ---------------
                                                                                               5,109,074
                                                                                         ---------------
          FOOD, BEVERAGE & TOBACCO 7.4%
          Bunge Ltd.                                                             7,394           434,693
          Corn Products International Inc.                                      13,000           369,460
      (a) Dean Foods Co.                                                        88,900         1,567,307
          McCormick & Co. Inc.                                                  43,800         1,589,940
                                                                                         ---------------
                                                                                               3,961,400
                                                                                         ---------------
          HEALTH CARE EQUIPMENT & SERVICES 5.2%
          Hill-Rom Holdings Inc.                                                42,300           988,551
      (a) Laboratory Corp. of America Holdings                                  18,900         1,343,790
      (a) LifePoint Hospitals Inc.                                              16,100           482,678
                                                                                         ---------------
                                                                                               2,815,019
                                                                                         ---------------
          HOUSEHOLD & PERSONAL PRODUCTS 2.3%
          Alberto-Culver Co.                                                    42,700         1,212,253
                                                                                         ---------------

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Value Investors Trust
Franklin MidCap Value Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

          INSURANCE 4.7%
          Arthur J. Gallagher & Co.                                             14,200   $       320,210
          Cincinnati Financial Corp.                                            24,800           654,472
          Erie Indemnity Co., A                                                 33,500         1,306,500
          Old Republic International Corp.                                      22,175           234,833
                                                                                         ---------------
                                                                                               2,516,015
                                                                                         ---------------
          MATERIALS 11.8%
          Airgas Inc.                                                           32,100         1,356,546
          Bemis Co. Inc.                                                        34,600           970,876
          Celanese Corp., A                                                     53,000         1,542,300
          MeadWestvaco Corp.                                                    28,700           690,809
          Nucor Corp.                                                           14,100           575,280
          Sigma-Aldrich Corp.                                                   25,100         1,201,035
                                                                                         ---------------
                                                                                               6,336,846
                                                                                         ---------------
          MEDIA 2.5%
          Time Warner Cable Inc.                                                31,000         1,351,290
                                                                                         ---------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5.2%
      (a) Endo Pharmaceuticals Holdings Inc.                                    41,600           836,576
          Pharmaceutical Product Development Inc.                               51,800         1,210,048
      (a) Watson Pharmaceuticals Inc.                                           19,400           744,378
                                                                                         ---------------
                                                                                               2,791,002
                                                                                         ---------------
          RETAILING 4.6%
          Family Dollar Stores Inc.                                             10,000           308,800
          J.C. Penney Co. Inc.                                                  34,100           846,703
          Nordstrom Inc.                                                        37,500         1,295,250
                                                                                         ---------------
                                                                                               2,450,753
                                                                                         ---------------
          SOFTWARE & SERVICES 2.8%
      (a) SAIC Inc.                                                             80,600         1,477,398
                                                                                         ---------------
          TRANSPORTATION 1.7%
          J.B. Hunt Transport Services Inc.                                     29,000           889,140
                                                                                         ---------------
          UTILITIES 10.1%
          Atmos Energy Corp.                                                    19,100           527,542
          DTE Energy Co.                                                        31,700         1,332,668
          Northeast Utilities                                                   33,600           850,752
          NV Energy Inc.                                                       141,000         1,624,320
          Sempra Energy                                                         21,600         1,096,200
                                                                                         ---------------
                                                                                               5,431,482
                                                                                         ---------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $55,867,358)                                                               52,088,472
                                                                                         ---------------
          SHORT TERM INVESTMENTS (COST $1,508,151) 2.8%
          MONEY MARKET FUNDS 2.8%
      (b) Institutional Fiduciary Trust Money Market Portfolio, 0.00%        1,508,151         1,508,151
                                                                                         ---------------
          TOTAL INVESTMENTS (COST $57,375,509) 100.0%                                         53,596,623
          OTHER ASSETS, LESS LIABILITIES (0.0)%(c)                                               (12,244)
                                                                                         ---------------
          NET ASSETS 100.0%                                                              $    53,584,379
                                                                                         ===============

Franklin Value Investors Trust
Franklin MidCap Value Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

(a)  Non-income producing.

(b) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(c)  Rounds to less than 0.1% of net assets.

ABBREVIATIONS

SELECTED PORTFOLIO
ADR- American Depository Receipt

Franklin Value Investors Trust
Franklin Small Cap Value Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                            SHARES            VALUE
                                                                       ---------------   ---------------
          COMMON STOCKS 90.2%
          AUTOMOBILES & COMPONENTS 5.3%
          Autoliv Inc. (Sweden)                                                430,000   $    18,408,300
      (a) Drew Industries Inc.                                                 102,300         1,902,780
          Gentex Corp.                                                         768,000        14,722,560
          Thor Industries Inc.                                                 787,000        24,987,250
      (a) Winnebago Industries Inc.                                            560,000         6,692,000
                                                                                         ---------------
                                                                                              66,712,890
                                                                                         ---------------
          BANKS 2.0%
          Chemical Financial Corp.                                             469,355         9,945,632
          Peoples Bancorp Inc.                                                 183,500         2,381,830
          TrustCo Bank Corp. NY                                              2,188,000        13,128,000
                                                                                         ---------------
                                                                                              25,455,462
                                                                                         ---------------
          CAPITAL GOODS 20.8%
          A.O. Smith Corp.                                                     108,000         4,598,640
          American Woodmark Corp.                                              430,000         8,668,800
          Apogee Enterprises Inc.                                              908,000        12,494,080
          Applied Industrial Technologies Inc.                                 250,600         5,463,080
      (a) Astec Industries Inc.                                                149,200         3,713,588
          Brady Corp., A                                                       492,300        13,912,398
          Briggs & Stratton Corp.                                              436,000         7,207,080
          Carlisle Cos. Inc.                                                   458,000        15,352,160
      (a) Ceradyne Inc.                                                        219,100         4,281,214
          CIRCOR International Inc.                                            150,000         4,237,500
      (a) CNH Global NV (Netherlands)                                           85,000         2,013,650
      (a) EMCOR Group Inc.                                                     283,000         6,808,980
          Franklin Electric Co. Inc.                                           256,300         6,671,489
          Gardner Denver Inc.                                                  337,000        13,429,450
      (a) Gibraltar Industries Inc.                                          1,041,500        14,518,510
          Graco Inc.                                                           500,000        13,345,000
          Kennametal Inc.                                                      530,000        12,974,400
          Lincoln Electric Holdings Inc.                                       231,000        11,279,730
          Mueller Industries Inc.                                              580,000        14,262,200
          Nordson Corp.                                                        274,000        15,491,960
      (a) Powell Industries Inc.                                                81,000         2,366,010
          Roper Industries Inc.                                                220,000        11,017,600
          Simpson Manufacturing Co. Inc.                                       447,700        11,040,282
          Timken Co.                                                           128,000         2,868,480
          Trinity Industries Inc.                                              985,000        15,405,400
          Universal Forest Products Inc.                                       507,800        17,234,732
      (a) Wabash National Corp.                                              1,158,500         3,429,160
          Watts Water Technologies Inc., A                                     327,600         9,477,468
                                                                                         ---------------
                                                                                             263,563,041
                                                                                         ---------------
          COMMERCIAL & PROFESSIONAL SERVICES 2.0%
          ABM Industries Inc.                                                  686,000        13,322,120
          Mine Safety Appliances Co.                                           480,000        11,563,200
                                                                                         ---------------
                                                                                              24,885,320
                                                                                         ---------------
          CONSUMER DURABLES & APPAREL 5.6%
      (a) Bassett Furniture Industries Inc.                                    250,500         1,084,665
          Brunswick Corp.                                                      490,000         5,257,700
          D.R. Horton Inc.                                                     901,000        10,622,790
      (b) Ethan Allen Interiors Inc.                                           595,000         8,621,550
      (c) Hooker Furniture Corp.                                               582,900         7,408,659
      (a) La-Z-Boy Inc.                                                        862,000         8,749,300
          M.D.C. Holdings Inc.                                                 276,300         9,283,680
      (a) M/I Homes Inc.                                                       577,900         5,963,928
      (a) Timberland Co., A                                                    181,000         3,113,200
      (a) The Warnaco Group Inc.                                               281,000        10,880,320
                                                                                         ---------------
                                                                                              70,985,792
                                                                                         ---------------

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Value Investors Trust
Franklin Small Cap Value Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

          CONSUMER SERVICES 0.6%
          Regis Corp.                                                          453,000   $     7,216,290
                                                                                         ---------------
          ENERGY 9.8%
          Arch Coal Inc.                                                       136,000         2,865,520
      (a) Atwood Oceanics Inc.                                                 269,000         9,016,880
      (a) Bristow Group Inc.                                                   415,800        14,844,060
      (b) CARBO Ceramics Inc.                                                   23,000         1,516,160
          CONSOL Energy Inc.                                                    91,000         4,241,510
      (a) Global Industries Ltd.                                             1,490,000        10,385,300
      (a) Helix Energy Solutions Group Inc.                                    811,000         8,604,710
      (a) Oil States International Inc.                                        335,000        12,341,400
          Overseas Shipholding Group Inc.                                      204,000         9,100,440
          Peabody Energy Corp.                                                 119,000         5,012,280
      (a) Rowan Cos. Inc.                                                      827,000        17,763,960
          Teekay Corp. (Bahamas)                                               295,500         7,375,680
          Tidewater Inc.                                                       154,047         7,212,481
      (a) Unit Corp.                                                           308,000        14,026,320
                                                                                         ---------------
                                                                                             124,306,701
                                                                                         ---------------
          FOOD & STAPLES RETAILING 1.1%
          Casey's General Stores Inc.                                          458,200        14,057,576
                                                                                         ---------------
          HEALTH CARE EQUIPMENT & SERVICES 2.6%
          STERIS Corp.                                                         462,000        12,048,960
          Teleflex Inc.                                                        223,600        12,780,976
          West Pharmaceutical Services Inc.                                    205,200         7,454,916
                                                                                         ---------------
                                                                                              32,284,852
                                                                                         ---------------
          INSURANCE 11.6%
          American National Insurance Co.                                       91,000         9,686,040
          Arthur J. Gallagher & Co.                                            304,400         6,864,220
          Aspen Insurance Holdings Ltd.                                        644,000        17,149,720
          Erie Indemnity Co., A                                                205,000         7,995,000
          Montpelier Re Holdings Ltd. (Bermuda)                                810,000        13,680,900
          Old Republic International Corp.                                   1,820,000        19,273,800
          Protective Life Corp.                                              1,296,000        21,837,600
          RLI Corp.                                                            167,500         8,619,550
          StanCorp Financial Group Inc.                                        225,000         9,670,500
          Tower Group Inc.                                                     536,900        11,865,490
          Validus Holdings Ltd. (Bermuda)                                      566,111        15,001,941
          Zenith National Insurance Corp.                                      170,300         4,751,370
                                                                                         ---------------
                                                                                             146,396,131
                                                                                         ---------------
          MATERIALS 10.1%
          Airgas Inc.                                                          289,900        12,251,174
          AptarGroup Inc.                                                      258,500         9,171,580
          Cabot Corp.                                                          420,000        10,827,600
          Gerdau Ameristeel Corp. (Canada)                                   1,409,000        10,609,770
          Glatfelter                                                           639,800         8,829,240
          Reliance Steel & Aluminum Co.                                        485,000        19,758,900
          RPM International Inc.                                               926,000        17,316,200
          Steel Dynamics Inc.                                                1,178,600        17,891,148
          United States Steel Corp.                                             51,000         2,265,930
          Westlake Chemical Corp.                                              920,000        18,887,600
                                                                                         ---------------
                                                                                             127,809,142
                                                                                         ---------------
          PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2.2%
      (a) Mettler-Toledo International Inc.                                    150,500        14,669,235
          Pharmaceutical Product Development Inc.                              585,100        13,667,936
                                                                                         ---------------
                                                                                              28,337,171
                                                                                         ---------------
          RETAILING 8.1%
          Brown Shoe Co. Inc.                                                1,001,000        12,262,250
          Christopher & Banks Corp.                                          1,490,000         9,908,500
          Fred's Inc.                                                        1,063,000        10,661,890

Franklin Value Investors Trust
Franklin Small Cap Value Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

      (a) Group 1 Automotive Inc.                                              530,000   $    15,370,000
      (a) Gymboree Corp.                                                       141,800         5,531,618
          J.C. Penney Co. Inc.                                                 580,000        14,401,400
          The Men's Wearhouse Inc.                                             697,000        14,044,550
      (a) Pier 1 Imports Inc.                                                  810,000         4,131,000
      (a) Saks Inc.                                                            803,000         5,171,320
      (a) Tuesday Morning Corp.                                                614,000         2,683,180
      (a) West Marine Inc.                                                     795,000         6,670,050
      (a) Zale Corp.                                                           932,300         2,032,414
                                                                                         ---------------
                                                                                             102,868,172
                                                                                         ---------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.1%
          Cohu Inc.                                                            900,400        11,660,180
      (a) OmniVision Technologies Inc.                                         129,000         1,664,100
                                                                                         ---------------
                                                                                              13,324,280
                                                                                         ---------------
          TECHNOLOGY HARDWARE & EQUIPMENT 2.4%
      (a) Benchmark Electronics Inc.                                         1,135,000        20,679,700
          Diebold Inc.                                                          87,600         2,327,532
      (a) Rofin-Sinar Technologies Inc.                                        346,000         7,573,940
                                                                                         ---------------
                                                                                              30,581,172
                                                                                         ---------------
          TRANSPORTATION 2.2%
      (a) Genesee & Wyoming Inc.                                               386,000        11,375,420
      (a) Kansas City Southern                                                 139,700         4,149,090
          SkyWest Inc.                                                         808,400        11,826,892
                                                                                         ---------------
                                                                                              27,351,402
                                                                                         ---------------
          UTILITIES 2.7%
          Atmos Energy Corp.                                                   171,200         4,728,544
          Energen Corp.                                                        284,000        12,481,800
          NV Energy Inc.                                                     1,510,000        17,395,200
                                                                                         ---------------
                                                                                              34,605,544
                                                                                         ---------------
          TOTAL COMMON STOCKS (COST $1,110,546,884)                                        1,140,740,938
                                                                                         ---------------

                                                                          PRINCIPAL
                                                                            AMOUNT
                                                                       ---------------
          CORPORATE BONDS (COST $1,308,084) 0.1%
          CAPITAL GOODS 0.1%
          Mueller Industries Inc., 6.00%, 11/01/14                     $     1,319,000         1,305,810
                                                                                         ---------------
          TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
             (COST $1,111,854,968)                                                         1,142,046,748
                                                                                         ---------------

                                                                            SHARES
                                                                       ---------------
          SHORT TERM INVESTMENTS 10.1%
          MONEY MARKET FUNDS (COST $125,321,582) 9.9%
      (d) Institutional Fiduciary Trust Money Market Portfolio, 0.00%      125,321,582       125,321,582
                                                                                         ---------------
          INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
          SECURITIES 0.2%
          MONEY MARKET FUNDS (COST $1,214,338) 0.1%
      (a) Bank of New York Institutional Cash Reserve Fund, Series B         1,214,338           971,471
                                                                                         ---------------

                                                                          PRINCIPAL
                                                                            AMOUNT
                                                                       ---------------
      (e) REPURCHASE AGREEMENTS 0.1%
          Banc of America Securities LLC, 0.11%, 2/01/10
             (Maturity Value $511,005)
             Collateralized by U.S. Government and Agency
             Securities, 3.00% - 17.00%,
             4/15/10 - 9/15/51                                         $       511,000           511,000

Franklin Value Investors Trust
Franklin Small Cap Value Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

          Barclays Capital Inc., 0.11%, 2/01/10
             (Maturity Value $499,005)
             Collateralized by (f) U.S. Treasury Bills,
             7/15/10 - 1/13/11; and
             U.S. Treasury Bonds, 4.50%, 8/15/39                       $       499,000   $       499,000
          Deutsche Bank Securities Inc., 0.12%, 2/01/10
             (Maturity Value $550,006)
             Collateralized by U.S. Government and Agency
             Securities, 0.82% - 5.50%, 4/23/10 - 7/28/14                      550,000           550,000
          RBS Securities Inc., 0.12%, 2/01/10
             (Maturity Value $493,005)
             Collateralized by U.S. Government and Agency
             Securities, 0.50% - 8.875%,
             6/01/10 - 4/15/30                                                 493,000           493,000
                                                                                         ---------------
          TOTAL REPURCHASE AGREEMENTS (COST $2,053,000)                                        2,053,000
                                                                                         ---------------
          TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
             SECURITIES (COST $3,267,338)                                                      3,024,471
                                                                                         ---------------
          TOTAL INVESTMENTS (COST $1,240,443,888) 100.4%                                   1,270,392,801
          OTHER ASSETS, LESS LIABILITIES (0.4)%                                               (5,142,904)
                                                                                         ---------------
          NET ASSETS 100.0%                                                              $ 1,265,249,897
                                                                                         ===============

(a)  Non-income producing.

(b)  A portion or all of the security is on loan at January 31, 2010.

(c)  See Note 5 regarding holdings of 5% voting securities.

(d) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized sevene-day yield at period end.

(e) At January 31, 2010, all repurchase agreements had been entered into on January 29, 2010.

(f)  The security is traded on a discount basis with no stated coupon rate.

FRANKLIN VALUE INVESTORS TRUST
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of six funds (Funds).

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value. Repurchase agreements are valued at cost which approximates market value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Trustees.

                                             Quarterly Statements of Investments

FRANKLIN VALUE INVESTORS TRUST
Notes to Statements of Investments (unaudited) (continued)


3. INCOME TAXES

At January 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                             FRANKLIN ALL  FRANKLIN BALANCE  FRANKLIN LARGE     FRANKLIN       FRANKLIN
                              CAP VALUE         SHEET          CAP VALUE     MICROCAP VALUE  MIDCAP VALUE  FRANKLIN SMALL
                                 FUND       INVESTMENT FUND      FUND             FUND           FUND      CAP VALUE FUND
                             ------------  ----------------  --------------  --------------  ------------  --------------
Cost of investments          $13,545,593    $1,936,593,724    $136,727,437    $288,706,921   $57,387,459   $1,240,504,185
                             ===========    ==============    ============    ============   ===========   ==============
Unrealized appreciation      $ 1,407,367    $  662,839,023    $ 23,601,330    $ 91,437,354   $ 4,632,923   $  210,297,329
Unrealized depreciation         (606,502)     (261,577,273)    (24,541,288)    (48,892,385)   (8,423,759)    (180,408,713)
                             -----------    --------------    ------------    ------------   -----------   --------------
Net unrealized appreciation
   (depreciation)            $   800,865    $  401,261,750    $   (939,958)   $ 42,544,969   $(3,790,836)  $   29,888,616
                             ===========    ==============    ============    ============   ===========   ==============

4. RESTRICTED SECURITIES

At January 31, 2010, the Franklin MicroCap Value Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

                                                                ACQUISITION
 SHARES     ISSUER                                                 DATES        COST       VALUE
-------     --------------------------------------------------  -----------  ----------  ----------
 94,800      Allen Organ Co., Contingent Distribution              9/07/06   $  283,195  $  325,164
495,000      Black River BancVenture Inc.                          8/13/07    4,950,000   2,927,628
 94,800      LandCo Real Estate LLC, Liquidating Trust             9/07/06      240,792     259,667
 44,600  (a) Smith Investment Co. LLC                              1/20/09      121,987     293,022
                                                                                         ----------
             TOTAL RESTRICTED SECURITIES (1.15% of Net Assets)                           $3,805,481
                                                                                         ==========

(a) The Fund also invests in unrestricted securities of the issuer, valued at $279,517 as of January 31, 2010.

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Franklin Balance Sheet Investment Fund, the Franklin MicroCap Value Fund and the Franklin Small Cap Value Fund for the three months ended January 31, 2010, were as shown below.

FRANKLIN VALUE INVESTORS TRUST
Notes to Statements of Investments (unaudited) (continued)

                                               NUMBER OF
                                                 SHARES                           NUMBER OF
                                                HELD AT                             SHARES      VALUE AT                   REALIZED
                                               BEGINNING    GROSS      GROSS     HELD AT END   OF END OF     INVESTMENT    CAPITAL
NAME OF ISSUER                                 OF PERIOD  ADDITIONS  REDUCTIONS   OF PERIOD     PERIOD         INCOME    GAIN (LOSS)
--------------                                 ---------  ---------  ----------  -----------  -----------    ----------  -----------
FRANKLIN BALANCE SHEET INVESTMENT FUND
NON-CONTROLLED AFFILIATES
Furmanite Corp.                                2,384,200         --          --   2,384,200   $ 7,748,650     $     --    $      --
KGen Power Corp., 144A                         4,400,000         --          --   4,400,000    29,700,000           --           --
Syms Corp.                                     1,430,000         --          --   1,430,000    11,182,600           --           --
Tecumseh Products Co., A                       1,000,000         --          --   1,000,000    11,080,000           --           --
Tecumseh Products Co., B                         310,000         --          --     310,000     3,503,000           --           --
Zale Corp.                                     2,468,000         --       6,000   2,462,000     5,367,160           --     (121,867)
                                                                                              -----------     --------    ---------
   TOTAL AFFILIATED SECURITIES (2.93% of Net
      Assets)                                                                                 $68,581,410     $     --    $(121,867)
                                                                                              ===========     ========    =========
FRANKLIN MICROCAP VALUE FUND
NON-CONTROLLED AFFILIATES
ACMAT Corp., A                                   392,800         --          --     392,800   $ 8,936,200     $     --    $      --
American Pacific Corp.                           750,000         --          --     750,000     5,400,000           --           --
Black River BancVenture Inc.                     495,000         --          --     495,000     2,927,628           --           --
Cobra Electronics Corp.                          540,000         --          --     540,000       842,400           --           --
Continental Materials Corp.                      120,600      9,400          --     130,000     1,883,050           --           --
Delta Apparel Inc.                               800,000         --          --     800,000    10,176,000           --           --
Duckwall-ALCO Stores Inc.                        238,000         --          --     238,000     2,932,160           --           --
Espey Manufacturing and Electronics Corp.        153,299         --          --     153,299     3,033,787      187,791           --
GTSI Corp.                                       600,000     25,000          --     625,000     3,412,500           --           --
Hardinge Inc.                                  1,200,000         --          --   1,200,000     6,252,000        6,000           --
International Shipholding Corp.                  370,800         --      11,800     359,000            --(a)   179,500       331,641
Omega Protein Corp.                            1,325,000         --          --   1,325,000     5,697,500           --           --
Origen Financial Inc.                          2,540,000         --          --   2,540,000     3,708,400           --           --
Tandy Brands Accessories Inc.                    540,000         --          --     540,000     1,593,000           --           --
                                                                                              -----------     --------    ---------
   TOTAL AFFILIATED SECURITIES (17.17% of Net
      Assets)                                                                                 $56,794,625     $373,291    $ 331,641
                                                                                              ===========     ========    =========
FRANKLIN SMALL CAP VALUE FUND
NON-CONTROLLED AFFILIATES
Hooker Furniture Corp. (0.59% of Net Assets)     582,900         --          --     582,900   $ 7,408,659     $ 58,290    $      --
                                                                                              ===========     ========    =========

(a)  As of January 31, 2010, no longer an affiliate.

6.  OTHER CONSIDERATIONS

From time to time, officers, directors or employees of the Fund's Investment Manager may have discussions or enter into agreements with issuers, underwriters or creditors' committees which, pursuant to the Fund's policies and requirements of applicable securities laws, could prevent the Fund from trading in the securities of such company for limited or extended periods of time.

7. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

FRANKLIN VALUE INVESTORS TRUST
Notes to Statements of Investments (unaudited) (continued)

     - Level 3 -- significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010, in valuing the Funds' assets carried at fair value:

                                                  LEVEL 1        LEVEL 2       LEVEL 3        TOTAL
                                              --------------   -----------   ----------   --------------
FRANKLIN ALL CAP VALUE FUND
   ASSETS:
      Investments in Securities:
         Equity Investments(a)                $   13,340,468   $        --   $       --   $    13,340,468
         Short Term Investments                    1,005,990            --           --         1,005,990
                                              --------------   -----------   ----------   ---------------
            Total Investments in Securities   $   14,346,458   $        --   $       --   $    14,346,458
                                              ==============   ===========   ==========   ===============
FRANKLIN BALANCE SHEET INVESTMENT FUND
   ASSETS:
      Investments in Securities:
         Equity Investments:
            Utilities                         $  259,695,748   $29,700,000   $       --   $   289,395,748
            All Other Equity Investments(a)    1,870,935,642            --           --     1,870,935,642
         Corporate Bonds                                  --     5,547,960           --         5,547,960
         Short Term Investments                  169,547,602     2,428,522           --       171,976,124
                                              --------------   -----------   ----------   ---------------
            Total Investments in Securities   $2,300,178,992   $37,676,482   $       --   $ 2,337,855,474
                                              ==============   ===========   ==========   ===============
FRANKLIN LARGE CAP VALUE FUND
   ASSETS:
      Investments in Securities:
         Equity Investments(a)                $  128,413,676   $        --   $       --   $   128,413,676
         Short Term Investments                    7,373,803            --           --         7,373,803
                                              --------------   -----------   ----------   ---------------
            Total Investments in Securities   $  135,787,479   $        --   $       --   $   135,787,479
                                              ==============   ===========   ==========   ===============
FRANKLIN MICROCAP VALUE FUND
   ASSETS:
      Investments in Securities:
         Equity Investments:
            Banks                             $    6,281,848   $        --   $2,927,628   $     9,209,476
            Capital Goods                         46,861,992            --      572,539        47,434,531
            Real Estate                            4,818,900            --      259,667         5,078,567
            Technology Hardware & Equipment        3,412,500            --      325,164         3,737,664
            All Other Equity Investments(a)      215,509,426            --           --       215,509,426
         Convertible Bonds                                --     7,443,068           --         7,443,068
         Short Term Investments                   42,683,782       155,376           --        42,839,158
                                              --------------   -----------   ----------   ---------------
            Total Investments in Securities   $  319,568,448   $ 7,598,444   $4,084,998   $   331,251,890
                                              ==============   ===========   ==========   ===============
FRANKLIN MIDCAP VALUE FUND
   ASSETS:
      Investments in Securities:
         Equity Investments(a)                $   52,088,472   $        --   $       --   $    52,088,472
         Short Term Investments                    1,508,151            --           --         1,508,151
                                              --------------   -----------   ----------   ---------------
            Total Investments in Securities   $   53,596,623   $        --   $       --   $    53,596,623
                                              ==============   ===========   ==========   ===============
FRANKLIN SMALL CAP VALUE FUND
   ASSETS:
      Investments in Securities:
         Equity Investments(a)                $1,140,740,938   $        --   $       --   $ 1,140,740,938
         Corporate Bonds                                  --     1,305,810           --         1,305,810
         Short Term Investments                  125,321,582     3,024,471           --       128,346,053
                                              --------------   -----------   ----------   ---------------
            Total Investments in Securities   $1,266,062,520   $ 4,330,281   $       --   $ 1,270,392,801
                                              ==============   ===========   ==========   ===============

(a) For detailed industry descriptions, see the accompanying Statements of Investments.

FRANKLIN VALUE INVESTORS TRUST
Notes to Statements of Investments (unaudited) (continued)

At January 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Franklin MicroCap Value Fund's fair value, is as follows:

                                                                                                                    NET CHANGE IN
                                                                                                                      UNREALIZED
                                                                 NET                                                 APPRECIATION
                                                              CHANGE IN                                             (DEPRECIATION)
                                  BALANCE AT                  UNREALIZED       NET     TRANSFER IN                    ON ASSETS
                                  BEGINNING   NET REALIZED  APPRECIATION    PURCHASES    (OUT OF)   BALANCE AT END      HELD AT
                                   OF PERIOD   GAIN (LOSS)  (DEPRECIATION)   (SALES)     LEVEL 3       OF PERIOD      PERIOD END
                                  ----------  ------------  --------------  ---------  -----------  --------------  --------------
FRANKLIN MICROCAP VALUE FUND
   ASSETS:
   Investments in Securities:
      Equity Investments:
         Banks                    $3,259,575       $--        $(331,947)     $    --       $--        $2,927,628      $(331,947)
         Capital Goods               549,708        --           22,831           --                     572,539         22,831
         Real Estate                 259,667        --               --           --        --           259,667             --
         Technology Hardware
            & Equipment              325,164        --               --           --        --           325,164             --
                                  ----------       ---        ---------       ------       ---        ----------      ---------
            Total                 $4,394,114       $--        $(309,116)      $   --       $--        $4,084,998      $(309,116)
                                  ==========       ===        =========       ======       ===        ==========      =========

8. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds are currently evaluating the impact, if any, of applying this provision.

In March 2010, the FASB issued ASU NO. 2010-11, DERIVATIVES AND HEDGING (TOPIC
815): SCOPE EXCEPTION RELATED TO EMBEDDED CREDIT DERIVATIVES, which clarifies existing derivatives and hedging disclosure requirements and is effective for fiscal quarters beginning after June 15, 2010. The Funds are currently evaluating the impact, if any, of applying this provision.

9.  SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By /s/LAURA F. FERGERSON
   -----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
   ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010


By /s/MATTHEW T. HINKLE
   ---------------------
   Matthew T. Hinkle
   Chief Financial Officer and
     Chief Accounting Officer
Date  March 30, 2010